Debt (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,455,203	$ 1,264,628
Less: Amount reclassified to current debt	(1,427,773)	(1,215,885)
Total non-current debt	27,430	48,743
Term loans
Disclosure of detailed information about borrowings [line items]
Total debt	1,421,911	1,211,236
Vehicle loans
Disclosure of detailed information about borrowings [line items]
Total debt	$ 33,292	$ 53,392